Capital Reserves - Summary of Capital Reserves (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	£ 20,909	£ 35,055	£ 52,350
Shares issued	15,830	5,273	341
Movement in the year	(472)	411	(94)
Ending balance	9,059	20,909	35,055
Share Premium Account
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	138,150	133,242	132,955
Shares issued	15,396	3,767	287
On options in issue during the year		1,141
On options exercised during the year	188
Movement in the year	15,584	4,908	287
Ending balance	153,734	138,150	133,242
Merger Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	22,248	22,248	22,248
Ending balance	22,248	22,248	22,248
Share-based Payment Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	1,651	2,437	2,818
Shares issued			681
On options in issue during the year	4,395	584	(297)
On options exercised during the year	(331)	(1,370)	(765)
Movement in the year	4,064	(786)	(381)
Ending balance	5,715	1,651	2,437
Capital Redemption Reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	5,194	5,194	5,194
Ending balance	5,194	5,194	5,194
Capital Reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	167,243	163,121	163,215
Shares issued	15,396	3,767	968
On options in issue during the year	4,395	1,725	(297)
On options exercised during the year	(143)	(1,370)	(765)
Movement in the year	19,648	4,122	(94)
Ending balance	£ 186,891	£ 167,243	£ 163,121